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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                   	  Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Emerging Markets Fund
           Schedule of Investments  8/31/2009 (unaudited)

Shares                                                                 Value
           PREFERRED STOCK - 1.0 %
           Media - 1.0 %
           Cable & Satellite - 1.0 %
504,326    Net Servicos de Comunicacao SA *                         $ 5,330,492
           Total Media                                              $ 5,330,492
           TOTAL PREFERRED STOCK                                    $ 5,330,492
           (Cost  $5,744,232)

           COMMON STOCKS - 97.0 %
           Energy - 14.2 %
           Coal & Consumable Fuels - 0.9 %
3,634,700  Yanzhou Coal Mining *                                    $ 5,169,073
           Integrated Oil & Gas - 8.9 %
5,800,400  China Petroleum & Chemical                               $ 4,838,291
574,600    Gazprom (A.D.R.) *                                        12,163,576
136,850    Lukoil Holding (A.D.R.) *                                  6,739,863
621,200    Petrobras Brasileiro (A.D.R.) * (b)                       20,623,840
145,300    Sasol, Ltd. (A.D.R.) (b)                                   5,490,887
                                                                    $49,856,457
           Oil & Gas Equipment & Services - 1.0 %
181,100    Tenaris SA (A.D.R.) *                                    $ 5,248,278
           Oil & Gas Exploration & Production - 2.1 %
5,696,700  CNOOC, Ltd.                                              $ 7,470,416
107,000    Novatek OAO (G.D.R.) *                                     4,213,201
                                                                    $11,683,617
           Oil & Gas Refining & Marketing - 1.3 %
88,900     Reliance Industries, Ltd. (G.D.R.) (144A) *              $ 7,468,726
           Total Energy                                             $79,426,151
           Materials - 15.3 %
           Construction Materials - 2.5 %
130,800    Cemex SA (A.D.R.) *                                      $ 1,737,024
1,296,613  Pretoria Portland Cement Co.                               5,336,045
6,810,200  PT Indocement Tunggal Prakarsa Tbk                         6,791,161
                                                                    $13,864,230
           Diversified Metals & Mining - 3.9 %
106,900    Freeport-McMoRan Copper & Gold, Inc. (Class B)           $ 6,732,562
874,092    Vale S.A. (A.D.R.)                                        15,043,123
                                                                    $21,775,685
           Fertilizers & Agricultural Chemicals - 1.0 %
486,400    Israel Chemicals, Ltd.                                   $ 5,477,439
           Gold - 4.4 %
126,100    Anglogold Ashanti, Ltd. (A.D.R.) (b)                     $ 4,844,762
393,000    Gold Fields, Ltd.                                          4,844,865
468,200    Harmony Gold Mining Co., Ltd.                              4,458,110
526,312    IAMGOLD Corp.                                              6,121,009
5,554,675  Zijin Mining Group Co., Ltd. *                             4,648,051
                                                                    $24,916,797
           Precious Metals & Minerals - 2.2 %
282,700    Compania de Minas Buenaventura S.A.A. *                  $ 7,143,829
223,000    Impala Platinum Holdings, Ltd.                             5,187,381
                                                                    $12,331,210
           Steel - 1.3 %
229,900    Kumba Iron Ore, Ltd.                                     $ 7,403,008
           Total Materials                                          $85,768,369
           Capital Goods - 7.3 %
           Aerospace & Defense - 0.8 %
69,200     Elbit Systems, Ltd.                                      $ 4,518,396
           Construction & Engineering - 4.5 %
4,167,200  China Communications Construction Co., Ltd. *            $ 4,787,435
6,079,400  China Railway Group, Ltd. *                                5,256,741
3,379,800  China Railways Construction Corp. *                        5,002,924
95,000     Hyundai Engineering & Construction Co., Ltd. *             4,582,366
823,200    Murray & Roberts Holdings                                  5,795,478
                                                                    $25,424,944
           Heavy Electrical Equipment - 1.0 %
114,912    Bharat Heavy Electricals, Ltd.                           $ 5,463,710
           Industrial Conglomerates - 1.0 %
1,066,000  Keppel Corp.                                             $ 5,648,853
           Total Capital Goods                                      $41,055,903
           Transportation - 1.3 %
           Highways & Railtrack - 0.5 %
2,896,000  Zhejiang Expressway Co., Ltd. *                          $ 2,756,458
           Marine - 0.8 %
3,786,700  China Shipping Development Co., Ltd. (b)                 $ 4,753,334
           Total Transportation                                     $ 7,509,792
           Automobiles & Components - 2.0 %
           Automobile Manufacturers - 1.1 %
2,095,900  PT Astra International                                   $ 6,280,446
           Motorcycle Manufacturers - 0.9 %
163,300    Hero Honda Motors                                        $ 5,068,919
           Total Automobiles & Components                           $11,349,365
           Consumer Durables & Apparel - 3.5 %
           Apparel, Accessories & Luxury Goods - 0.9 %
4,059,100  Anta Sports Products, Ltd.                               $ 5,022,447
           Homebuilding - 1.6 %
701,660    Cyrela Brazil Realty S.A.                                $ 8,828,834
           Household Appliances - 1.0 %
204,590    Woongjin Coway Co., Ltd. *                               $ 5,655,400
           Total Consumer Durables & Apparel                        $19,506,681
           Retailing - 3.0 %
           Department Stores - 3.0 %
435,600    Lojas Renner S.A. *                                      $ 6,842,670
6,862,300  New World Department Store China                           5,266,473
3,186,300  Parkson Retail Group, Ltd.                                 4,660,501
                                                                    $16,769,644
           Total Retailing                                          $16,769,644
           Food & Drug Retailing - 3.1 %
           Food Retail - 1.1 %
313,700    X-5 Retail Group NV (G.D.R.) *                           $ 5,950,047
           Hypermarkets & Supercenters - 2.0 %
128,400    Brasil Distr Pao Acu (A.D.R.) (b)                        $ 6,262,068
12,500     Shinsegae Co., Ltd. *                                      5,185,796
                                                                    $11,447,864
           Total Food & Drug Retailing                              $17,397,911
           Food, Beverage & Tobacco - 1.0 %
           Packaged Foods & Meats - 1.0 %
89,200     Wimm-Bill-Dann *                                         $ 5,647,252
           Total Food, Beverage & Tobacco                           $ 5,647,252
           Household & Personal Products - 3.9 %
           Household Products - 1.9 %
967,800    Hindustan Unilever, Ltd.                                 $ 5,162,903
31,600     LG Household & Health Care, Ltd. *                         5,475,234
                                                                    $10,638,137
           Personal Products - 2.0 %
9,102      Amorepacific Corp. *                                     $ 5,308,872
369,200    Natura Cosmeticos SA                                       5,926,760
                                                                    $11,235,632
           Total Household & Personal Products                      $21,873,769
           Pharmaceuticals & Biotechnology - 1.8 %
           Pharmaceuticals - 1.8 %
190,700    Teva Pharmaceutical Industries, Ltd.                     $ 9,821,050
           Total Pharmaceuticals & Biotechnology                    $ 9,821,050
           Banks - 12.7 %
           Diversified Banks - 11.7 %
346,112    Banco Bradesco S.A.                                      $ 5,610,476
456,800    Banco do Brasil S.A.                                       6,372,209
504,875    Banco Itau S.A. (b)                                        8,456,656
7,606,600  Bank Rakyat Indonesia                                      5,739,700
1,899,200  Bumiputra-Commerce Holdings Berhad                         5,372,780
9,821,700  China Construction Bank                                    7,447,470
12,558,382 Chinatrust Financial Holding Co., Ltd. *                   7,035,690
359,400    ICICI Bank, Ltd.                                           5,533,875
10,754,900 Industrial and Commerical Bank of China *                  7,375,080
1,883,000  Turkiye Garanti Bankasi AS                                 6,930,222
                                                                    $65,874,158
           Thrifts & Mortgage Finance - 1.0 %
108,400    Housing Development Finance Corp., Ltd.                  $ 5,510,517
           Total Banks                                              $71,384,675
           Diversified Financials - 2.1 %
           Diversified Financial Services - 0.9 %
1,382,500  African Bank Investments, Ltd.                           $ 5,105,623
           Multi-Sector Holding - 1.2 %
1,753,277  Haci Omer Sabanci Holding AS                             $ 6,749,478
           Total Diversified Financials                             $11,855,101
           Insurance - 3.8 %
           Life & Health Insurance - 2.7 %
512,698    Cathay Financial Holding Co., Ltd. (G.D.R.) *            $ 7,521,280
123,200    China Life Insurance Co. (A.D.R.) (b)                      7,805,952
                                                                    $15,327,232
           Property & Casualty Insurance - 1.1 %
33,800     Samsung Fire & Marine Insurance *                        $ 6,064,361
           Total Insurance                                          $21,391,593
           Software & Services - 1.9 %
           Data Processing & Outsourced Services - 0.8 %
345,100    Redecard SA                                              $ 4,693,360
           IT Consulting & Other Services - 1.1 %
135,900    Infosys Technologies, Ltd. (A.D.R.) (b)                  $ 5,874,957
           Total Software & Services                                $10,568,317
           Technology Hardware & Equipment - 4.0 %
           Communications Equipment - 1.2 %
1,471,340  ZTE Corp. *                                              $ 6,883,119
           Computer Hardware - 0.9 %
5,045,871  Compal Electronics                                       $ 5,120,169
           Electronic Components - 1.0 %
361,600    LG Display Co., Ltd. * (b)                               $ 5,235,968
           Electronic Manufacturing Services - 0.9 %
1,490,946  Hon Hai Precision Industry                               $ 5,052,707
           Total Technology Hardware & Equipment                    $22,291,963
           Semiconductors - 5.5 %
           Semiconductors - 5.5 %
375,750    MediaTek, Inc. *                                         $ 5,496,882
26,300     Samsung Electronics *                                     16,305,985
871,776    Taiwan Semiconductor Manufacturing Co. (A.D.R.) * (b)      9,328,003
                                                                    $31,130,870
           Total Semiconductors                                     $31,130,870
           Telecommunication Services - 10.6 %
           Integrated Telecommunication Services - 1.7 %
322,300    Tele Norte Leste Participacoes Pfd (A.D.R.) *            $ 5,137,462
1,524,600  Turk Telekomunikasyan AS *                                 4,649,803
                                                                    $ 9,787,265
           Wireless Telecommunication Services - 8.9 %
259,200    America Movil (A.D.R.) Series L (b)                      $11,702,880
575,200    Bharti Televentures                                        5,018,228
288,800    China Mobile (Hong Kong), Ltd. (A.D.R.)                   14,214,736
132,600    Mobile Telesystems (A.D.R.) *                              5,752,188
474,400    MTN Group, Ltd.                                            7,747,663
100,100    Philippine Long Distance Telephone Co.                     5,203,386
                                                                    $49,639,081
           Total Telecommunication Services                         $59,426,346
           TOTAL COMMON STOCKS                                      $544,174,752
           (Cost  $445,193,979)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 6.4 %
           Securities Lending Collateral  - 6.4 % (c)
           Certificates of Deposit:
    1,545,9Bank of Nova Scotia 0.25%, 11/17/09                       1,545,920
    1,631,8BNP Paribas NY, 0.3%, 11/17/09                            1,631,805
1,717,117  Cafco, 0.40%, 10/1/09                                     1,717,117
1,202,276  Ciesco, 0.40%, 9/9/09                                     1,202,276
514,915    Ciesco, 0.33%, 11/23/09                                     514,915
1,717,308  Kithaw, 0.40%, 9/21/09                                    1,717,308
1,287,902  Char FD, 0.30%, 10/5/09                                   1,287,902
429,239    Char FD, 0.28%, 10/26/09                                    429,239
1,081,532  Old LLC, 0.30%, 10/16/09                                  1,081,532
687,477    Old LLC, 0.32%, 10/15/09                                    687,477
1,148,741  TB LLC, 0.24%, 9/3/09                                     1,148,741
1,717,689  Societe Generale, 1.06%, 9/4/09                           1,717,689
                                                                    $14,681,921
           Commercial Paper:
1,288,369  GE, 0.59%, 9/18/09                                        1,288,369
346,957    GE, 0.32%, 10/26/09                                         346,957
1,716,638  BBVA London, 0.29%, 11/6/09                               1,716,638
1,029,694  CBA Financial, 0.27%, 12/29/09                            1,029,694
1,029,712  HND AF, 0.30%, 12/15/09                                   1,029,712
1,544,712  NABPP, 0.2%, 12/7/09                                      1,544,712
429,422    IBM, 0.63%, 9/25/09                                         429,422
1,545,920  New York Life Global, 0.75%, 9/4/09                       1,545,920
                                                                    $8,931,424
           Tri-party Repurchase Agreements:
5,153,065  Deutsche Bank, 0.19%, 8/3/09                             $5,153,065
5,768,894  Barclays Capital Markets, 0.19%, 8/3/09                   5,768,894
                                                                    $10,921,959
Shares
           Money Market Mutual Fund:
858,845    Fidelity Prime Money Market Fund                         $  858,845
687,076    Dreyfus Prefferred Money Market Fund                        687,076
                                                                    $1,545,921
           Total Securities Lending Collateral                      $36,081,225
           TOTAL TEMPORARY CASH INVESTMENTS                         $36,081,225
           (Cost  $36,081,225)
           TOTAL INVESTMENT IN SECURITIES - 104.4 %                $585,586,469
           (Cost  $487,019,436)(a)
           OTHER ASSETS AND LIABILITIES - (4.4) %                 $(24,612,744)
           TOTAL NET ASSETS - 100.0 %                              $560,973,725

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(G.D.R.)   Global Depositary Receipt.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2009, the value of these securities amounted to $7,468,726 or 1.3% of total net assets.

(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $493,055,535 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $132,741,747

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (40,210,813)

           Net unrealized gain                                   $92,530,934

(b)        At August 31, 2009, the following security was out on loan:

Shares                             Security                            Value
33,000     America Movil (A.D.R.) Series L                          $1,489,950
95,900     Anglogold Ashanti, Ltd. (A.D.R.)                          3,684,478
120,400    Banco Itau S.A.                                           1,766,268
126,900    Brasil Distr Pao Acu (A.D.R.)                             6,188,913
121,000    China Life Insurance Co. (A.D.R.)                         7,666,560
150,000    China Shipping Development Co., Ltd.                        189,654
113,700    Infosys Technologies, Ltd. (A.D.R.)                       4,915,251
322,000    LG Display Co., Ltd. *                                    4,662,560
1,100      Petrobras Brasileiro (A.D.R.) *                              36,520
75,000     Sasol, Ltd. (A.D.R.)                                      2,834,250
68,100     Taiwan Semiconductor Manufacturing Co. (A.D.R.) *           728,670
           Total                                                    $34,163,074

(c)      Securities lending collateral is managed by Credit Suisse, New York
Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

                                  Level 1     Level 2     Level 3      Total
Preferred Stocks               $5,330,492       0           0        $5,330,492
Common Stocks                 213,238,658   330,936,094     0       544,174,752
Temporary Cash Investments      1,545,921    34,535,304     0        36,081,225
Total                        $220,115,071  $365,471,398    $0      $585,586,469





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2009

* Print the name and title of each signing officer under his or her signature.